INVESTMENT IN ASSOCIATES	12 Months Ended
Dec. 31, 2017
INVESTMENT IN ASSOCIATES [Abstract]
INVESTMENT IN ASSOCIATES
9.	INVESTMENT IN ASSOCIATES

	2017		2016
	Cost value	Book value	Book value
Emprendimientos de Gas del Sur S.A. (in liquidation) ("EGS")	116	367	357
Transporte y Servicios de Gas en Uruguay S.A. ("TGU")	5	2,698	2,517
Subtotal	121	3,065	2,874
Gas Link S.A. ("Link")	503	-	-
Total	624	3,065	2,874

On October 13, 2016, the liquidator of EGS resolved the distribution of a dividend in kind of Ps. 4,673 through the partial transfer of the credit that EGS had with TGS as a result of the sale of the Connection Gas Pipeline, which was implemented through TGS and TGU Assignment Agreements, which had full effects on November 4, 2016.